VANECK URANIUM AND NUCLEAR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.8%
Australia : 9.1%
Boss Energy Ltd. * † ‡ 21,492,384 $ 29,530,229
Deep Yellow Ltd. * † ‡ 53,594,633 69,771,182
Paladin Energy Ltd. * † 19,686,642 108,916,039
Silex Systems Ltd. * † ‡ 16,846,626 73,680,750
281,898,200
Canada : 16.6%
Cameco Corp. (USD) 2,802,912 235,052,200
Denison Mines Corp. (USD) *
† ‡ 51,140,983 140,637,703
NexGen Energy Ltd. (USD) *
† 15,681,530 140,349,694
516,039,597
China : 6.6%
CGN Mining Co. Ltd. (HKD) † 206,245,000 83,426,903
CGN Power Co. Ltd. (HKD)
144A † 329,721,000 122,422,504
205,849,407
Czech Republic : 3.5%
CEZ AS 1,745,844 108,576,515
Underline
Finland : 3.1%
Fortum Oyj 5,032,210 95,591,951
Underline
Jersey, Channel Islands : 3.0%
Yellow Cake PLC 144A * † ‡ 12,124,361 93,719,288
Underline
Kazakhstan : 4.4%
NAC Kazatomprom JSC (USD)
(GDR) 2,567,525 137,141,801
Underline
South Korea : 2.4%
KEPCO Engineering &
Construction Co., Inc. 1,272,981 76,037,752
Underline
Number
of Shares Value
United States : 51.1%
BWX Technologies, Inc. 1,005,608 $ 185,403,947
Centrus Energy Corp. * † 571,335 177,153,843
Constellation Energy Corp. 696,064 229,053,780
Encore Energy Corp. * † ‡ 13,536,970 43,453,674
Energy Fuels, Inc. * † 7,086,043 108,770,760
NANO Nuclear Energy, Inc. *
† ‡ 2,598,280 100,189,677
NuScale Power Corp. * 3,651,848 131,466,528
Oklo, Inc. * † 1,887,676 210,721,272
PG&E Corp. 8,471,370 127,748,260
Public Service Enterprise
Group, Inc. 1,703,587 142,181,371
Uranium Energy Corp. * † 9,944,076 132,653,974
1,588,797,086
Total Common Stocks
(Cost: $2,386,665,073) 3,103,651,597
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
6.7%
Money Market Fund: 6.7%
(Cost: $206,656,570)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 206,656,570 206,656,570
Total Investments: 106.5%
(Cost: $2,593,321,643) 3,310,308,167
Liabilities in excess of other assets: (6.5)% (203,065,534)
NET ASSETS: 100.0% $ 3,107,242,633
Definitions:
GDR Global Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $577,233,022.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
* Non-income producing
(a) Rate shown is the 1-day yield as of 09/30/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $216,141,792, or 7.0% of net assets.
Transactions in and earnings from securities of affiliates for the period ended September 30, 2025 were as follows:
Value
12/31/2024 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2025
Dividend
Income
Boss Energy Ltd. $–(a) $29,960,141 $(2,427,661) $(720,712) $(6,175,555) $29,530,229 $–
Deep Yellow Ltd. –(a) 51,035,014 (12,232,174) 404,635 19,123,535 69,771,182 –
Denison Mines
Corp. –(a) 97,911,424 (35,393,774) 4,233,855 46,158,148 140,637,703 –

VANECK URANIUM AND NUCLEAR ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Footnotes:
Transactions in and earnings from securities of affiliates for the period ended September 30, 2025 were as follows: (continued)
Value
12/31/2024 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2025
Dividend
Income
Encore Energy
Corp. –(a) 28,128,054 (1,000,848) (831,503) 5,395,739 43,453,674 –
NANO Nuclear
Energy, Inc. –(a) 82,123,914 (2,289,412) (101,211) 9,145,268 100,189,677 –
Silex Systems Ltd. –(a) 39,290,753 (2,765,024) (425,246) 23,880,844 73,680,750 –
Yellow Cake PLC –(a) 69,281,062 (11,063,713) (630,143) 13,832,432 93,719,288 –
Total
$– $397,730,362 $(67,172,606) $1,929,675 $111,360,411 $550,982,503 $–
(a) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.